Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Pension and Postretirement Benefits
16.	PENSION AND POSTRETIREMENT BENEFITS

In addition to the state pension and social insurance required by the Russian legislation, the Group has a number of defined benefit occupational pension plans that cover the majority of production employees and some other postretirement benefit plans.

A number of the Group’s companies provide their former employees with old age retirement pensions. The old age retirement pension is conditional to the member qualifying for the state old age pension. Some employees are also eligible for an early retirement in accordance with the state pension regulations and specific coal industry rules (so-called “territorial treaties”), which also provide for certain post retirement benefits in addition to old age pensions. Additionally the Group voluntarily provides financial support, of a defined benefit nature, to its old age and disabled pensioners, who did not acquire any pension under the occupational pension program.

The Group also provides several types of long-term employee benefits such as death-in-service benefit and invalidity pension of a defined benefit nature. The Group may also provide the former employees with reimbursement of coal and wood used for heating purposes. In addition, one-time lump sum benefits are paid to employees of a number of the Group’s companies upon retirement depending on the employment service with the Group and the salary level of an individual employee. All pension plans are unfunded until the qualifying event occurs.

Several entities contribute certain amounts to non-state pension funds (Almaznaya Osen’ and Mechel Fund), which, together with amounts earned from investing the contributions, are intended to provide pensions to members of pension plans. However, pursuant to agreements between the Group and these non-state pension funds, under certain circumstances, these assets are not effectively restricted from possible withdrawal by the employer. Based on this fact, these assets do not qualify as “plan assets” under U.S. GAAP and these pension schemes are considered to be fully unfunded.

During 2010, the Group introduced a new corporate plan for the majority of the Russian entities except for Yakutugol. During 2011, the Group also introduced a new corporate plan for Yakutugol. As a result the Group ceased to bear any liabilities to provide either pension or lump sum upon retirement benefits, or both, to the employees who do not participate in the corporate pension plan. In addition, the Group terminated the provision of the guarantees concerning the amount of the pension provided via a non-state pension fund to those employees who were born after a certain year.

As of December 31, 2013, there were 57,492 active participants under the defined benefit pension plans and 33,513 pensioners receiving monthly pensions or other regular financial support from these plans. As of December 31, 2012, the related figures were 67,597 and 38,116, respectively. The majority of employees at the Group’s major subsidiaries belong to the trade unions.

The total number of the BCG Companies’ employees and their dependents eligible for benefits as of December 31, 2013 was 364 and the total number of retirees and their dependents was 175. As of December 31, 2012, the related figures were 565 and 157, respectively. The majority of employees belong to the United Mine Workers of America (UMWA).

Actuarial valuation of pension and other post employment and postretirement benefits was performed in March 2014, with the measurement date of December 31, 2013. Members’ census data as of that date was collected for all relevant business units of the Group.

Pension costs determined by the Group are supported by an independent qualified actuary, and are charged to the statements of operations and comprehensive income (loss) ratably over employees’ working service with the Group.

As of December 31, 2013 and 2012, net projected benefit obligation and other postretirement benefit obligations amounted to $162,112 and $185,986, respectively.

(a)	Projected benefit obligation

The movements in the projected benefit obligation (“PBO”) were as follows during the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Projected benefit obligation at beginning of year	141,893	110,697	146,735
Service cost	3,952	3,682	5,684
Interest cost	8,453	8,475	11,451
Obligations arising from acquisitions and other	510	13,883	137
Benefits paid	(11,750)	(15,716)	(12,582)
Actuarial (gain) loss	(11,355)	13,849	2,416
Plan amendments	—	3,290	274
Curtailment gain	(5,710)	(2,999)	(38,226)
Translation difference	(7,524)	6,732	(5,192)

Projected benefit obligation at end of year	118,469	141,893	110,697

Plan assets
Fair value of plan assets at beginning of year	5,411	—	—
Employer contributions	278	—	—
Benefits paid	(1,046)	—	—
Expected return on plan assets	209	—	—
Actuarial gains on plan assets	535	—	—
Plan assets arising from acquisitions	—	5,411	—
Translation difference	203	—	—

Fair value of plan assets at the end of year	5,590	5,411	—

Funded status	(112,879)	(136,482)	(110,697)

Upon the acquisition of Cognor on September 25, 2012 (Note 3(a)), the Group recognized additional pension obligation in the amount of $8,472, including projected benefit obligation of $13,883 and plan asset of $5,411.

The curtailment gain of $5,710 was recognized in 2013 due to disposal of Mechel Targoviste S.A., Mechel Campia Turzii S.A., Ductil Steel, Laminorul S.A., TPP Rousse and redundancies at Mechel-Remservice, SUNP and DEMP. The actuarial gain of $11,355 in 2013 was recognized as a result of changes in assumptions, including the increase in discount rates and retirement ages, and the decrease in inflation rate.

The curtailment gain of $2,999 was recognized in 2012 due to the redundancies at Romanian entities, the redundancies and the termination of provision of the financial support to future pensioners at SUNP. The actuarial loss of $13,849 in 2012 was recognized as a result of changes in assumptions, including the decrease in discount rates and the decrease in mortality rates.

The reasons for the reduction in the PBO in 2011 are the change of pension program at Yakutugol and clarification of terms and conditions of benefits provided under the corporate pension plan at Mechel-Remservice. Overall, the impact on the PBO is gain in the amount of $28,342 for Yakutugol and $8,804 for Mechel-Remservice.

In addition, business activities of one of the subsidiaries of SKCC were significantly terminated and the majority of employees were made redundant in 2011. The impact on PBO is $533.

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Plan assets, net of current portion	—	—
Pension obligation, current portion	17,608	17,424
Pension obligation, net of current portion	95,271	119,058

Total net pension obligation	112,879	136,482

The components of net periodic benefit cost were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	3,952	3,682	5,684
Amortization of prior service cost	1,731	1,922	1,444
Interest cost	8,453	8,475	11,451
Amortization of actuarial gain	(3,334)	(4,301)	(4,522)
Curtailment gain	(6,760)	(1,691)	(38,711)
Expected returns on assets	(209)	—	—

Net periodic benefit cost	3,833	8,087	(24,654)

The PBO, accumulated benefit obligation, fair value of plan assets and funded status were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Projected benefit obligation	118,469	141,893
Accumulated benefit obligation	95,339	131,482
Fair value of plan assets	5,590	5,411

Funded status	(112,879)	(136,482)

Amounts recognized in accumulated other comprehensive income (“AOCI”) were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Net gain	(40,286)	(35,703)
Prior service cost	7,251	9,790
Translation difference	147	(437)

Total amount recognised in AOCI	(32,888)	(26,350)

The change in the PBO recognized in OCI was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Additional (gain) loss arising during the year	(11,890)	13,849	2,416
Less re-classified (gain) loss amortization	(4,538)	(3,103)	(4,177)
Additional prior service cost (credit) from plan amendment	—	3,290	274
Less re-classified prior service cost amortization	1,886	2,032	613
Translation difference	2,700	(161)	84

Net amount recognised in other comprehensive income for the year	(6,538)	18,049	6,338

The key actuarial assumptions used to determine benefit obligations were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Discount rate
Russian entities	7.90%	7.00%
German entities	3.20%	3.00%
Austrian entities	3.50%	3.75%
Expected return on plan assets
Austrian entities	3.50%	3.75%
Rate of compensation increase
Russian entities	6.58%	6.88%
German entities	4.00%	4.00%
Austrian entities	3.50%	3.50%

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2013 and 2012:

	2013	2012
Discount rate
Russian entities	7.00%	8.00%
German entities	3.00%	5.14%
Austrian entities	3.75%	4.75%
Expected return on plan assets
Austrian entities	3.75%	4.75%
Rate of compensation increase
Russian entities	6.88%	6.88%
German entities	4.00%	4.00%
Austrian entities	3.50%	3.50%

The results of sensitivity analysis of PBO as of December 31, 2013 are presented below:

Change in PBO as of December 31, 2013 % from the “Base Case” PBO
Discount rate of 1% p.a. lower than “base case”	6.6%
Salary growth of 1% p.a. higher than “base case”	2.6%
Staff turnover rate plus 3% p.p. for all ages	(7.6%)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2014:

2014
Transition obligation (asset)	—
Net gain	(2,969)
Prior service cost	1,536

Total amounts expected to be recognized during 2014	(1,433)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2014	2015	2016	2017	2018	2019-2023	Total
Pensions (including monthly financial support)	4,324	4,009	4,089	4,119	4,168	19,616	40,325
Other benefits	13,284	4,901	5,215	5,512	5,468	26,377	60,757

Total expected benefits to be paid	17,608	8,910	9,304	9,631	9,636	45,993	101,082

Plan assets

The asset allocation of the investment portfolio was as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Debt instruments	2,882	2,539
Equity instruments	1,517	1,504
Property	212	217
Cash and cash equivalents	582	693
Other assets	397	458

Total plan assets	5,590	5,411

The investment strategy employed by the Group includes an overall goal to attain a maximum investment return with a strong focus on limiting the amount of risk taken. The strategy is to invest with a medium- to long-term perspective while maintaining a level of liquidity through proper allocation of investment assets. Investment policies include rules to avoid concentrations of investments.

The vast majority of plan assets are measured using quoted prices in active markets for identical assets (Level 1 assets).

The investment portfolio is primarily comprised of debt and equity instruments. Real estate and other alternative investments asset can be included when these have favorable return and risk characteristics.

Debt instruments include investment grade and high yield corporate and government bonds with fixed yield and mostly short- to medium maturities.

Equity instruments include selected investments in equity securities listed on active exchange market. The valuation of debt and equity securities is determined using a market approach, and is based on an unadjusted quoted prices.

The expected return on plan assets takes into account historical returns and the weighted average of estimated future long-term returns based on capital market assumptions for each asset category.

(b)	Other postretirement benefit obligations

Upon the acquisition by the Group of the BCG Companies on May 7, 2009, the Group recognized the healthcare postretirement benefit obligations. The movements in accumulated postretirement benefit obligation were as follows during the year ended December 31, 2013, 2012and 2011:

	2013	2012	2011
Accumulated postretirement benefit obligation at beginning of year	49,504	44,772	40,534
Service cost	1,131	2,106	1,956
Interest cost	2,172	2,300	2,132
Actuarial (gain) loss	(2,109)	2,516	2,044
Benefits paid	(1,465)	(2,190)	(1,894)

Accumulated postretirement benefit obligation at end of year	49,233	49,504	44,772

Amounts recognized in the consolidated balance sheets were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Postretirement obligation, current portion	1,813	1,731
Postretirement obligation, net of current portion	47,420	47,773

Total postretirement obligation	49,233	49,504

The components of net periodic benefit cost were as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	1,131	2,106	1,956
Amortization of net loss	797	670	603
Interest cost	2,172	2,300	2,132

Net periodic benefit cost	4,100	5,076	4,691

A summary of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Accumulated postretirement benefit obligation at end of year	49,233	49,504
Employer contributions	1,465	2,190
Benefits paid	(1,465)	(2,190)
Funded status at end of year	(49,233)	(49,504)

Amounts recognized in AOCI were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Net actuarial loss	17,114	20,020

The changes in assets and benefit obligations recognized in other comprehensive income were as follows as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012	December 31, 2011
Net actuarial (loss) gain	(2,109)	2,516	2,044
Amortization of actuatial gain	(797)	(670)	(603)

Total recognized in other comprehensive income	(2,906)	1,846	1,441

Other information used in actuarial valuation as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Market-related value of assets as of beginning of fiscal period	—	—
Amount of future annual benefits of plan participants covered by insurance contracts issued by the employer or related parties	—	—
Alternative amortization methods used
Prior service cost	N/A	N/A
Unrecognized net (gain) loss	None	None
Employer commitments to make future plan amendments (that serve as the basis for the employer`s accounting for the plan)	None	None

The key actuarial assumptions used to determine benefit obligations at December 31, 2013 and 2012:

	2013	2012
Discount rate	5.37%	4.48%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	8.50%	9.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	6	7

The key actuarial assumptions used to determine net benefit cost for the years ended December 31, 2013 and 2012:

	2013	2012
Discount rate	4.48%	5.20%
Expected return on plan assets	N/A	N/A
Healthcare cost trend assumed for the subsequent year	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	8	9

The results of sensitivity analysis of postretirement benefit obligations as of December 31, 2013 are presented below:

Change in postretirement benefit obligations as of December 31, 2013
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	797
Accumulated postretirement benefit obligation	9,333
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(598)
Accumulated postretirement benefit obligation	(7,293)

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2014:

2014
Transition obligation (asset)	—
Net loss	651
Prior service cost (credit)	—

Total amounts expected to be recognized during 2014	651

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	2014	2015	2016	2017	2018	2019-2023	Total
Estimated future benefit payments reflecting expected future service	1,813	1,874	1,944	1,984	2,021	10,892	20,528